Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 239	$ 107
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1,263	836
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	34	8
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	239	107
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1,260	836
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	17	6
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	2
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	12	1
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)		$ 1
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	$ 5